Warrant Liabilities (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 15, 2023	Mar. 31, 2026	Dec. 31, 2025
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price description		$ 115,000.00	$ 115,000.00
Contractual term		60 days	60 days
Warrants exercisable, description		Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants: ■in whole and not in part; ■at a price of $100.00 per Warrant; ■upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and ■if, and only if, the closing price per share of Class A Common Stock equals or exceeds $180,000.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “—Warrants—Public Stockholder Warrants—Anti-dilution Adjustments” in the Resale Registration Statement) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.	Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants
Gem Agreement [Member] | Gem Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price	$ 64,900.00
[custom:WarrantsPurchased-0]	83
[custom:ClassOfWarrantOrRightStrikePrice]	$ 366.00
Warrants excess, percentage	9.99%
[custom:ChangeInValueOfWarrants]	$ 15,000
Public Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding		1,150	1,150
Warrants exercise price		$ 115,000.00	$ 115,000.00
Warrant expiration period		5 years
Redemption trigger price			$ 180,000.00
Warrants exercise price			$ 115,000.00
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds 18.00 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Redemption trigger price		$ 180,000.00
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds 8.00 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price			$ 100.00
Redemption trigger price			$ 180,000.00
Public Warrants [Member] | Common Class A [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercisable		0	0
Redemption trigger price		$ 180,000.00
Fractional shares issued upon exercise of common stock		0	0